Employee Benefit Plans (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Mann- India Technologies Private Limited [Member]
Defined contribution amount	$ 3,923	$ 6,352	$ 20,745	$ 25,610